Shareholder Report, Average Annual Return (Details)	12 Months Ended	37 Months Ended
	Jul. 31, 2026	Jul. 31, 2026
C000243161 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	13.43%	14.08%
C000243162 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	11.45%	11.89%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	19.56%	20.60%